Income Taxes - Statutory federal income tax (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Income Taxes
Statutory federal income tax rate			21.00%	21.00%
Cost allocated to warrants			0.00%	65.33%
Change in deferred offering costs			(0.15%)	0.00%
Change in fair value of warrant liabilities			(20.25%)	(456.14%)
Change in fair value of FPAs			0.66%	(19.43%)
Change in valuation allowance			6.82%	389.24%
Other			(0.84%)	0.00%
Effective tax rate	54.00%	0.00%	7.24%	0.00%
Unrecognized tax benefits			$ 0	$ 0
Unrecognized tax benefits accrued for interest and penalties	$ 0		$ 0	$ 0